UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                   ----------------------

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Causeway Capital Management LLC
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Address:  11111 Santa Monica Blvd
          -----------------------------------------
          15th Floor
          -----------------------------------------
          Los Angeles, CA 90025
          -----------------------------------------

Form 13F File Number:  28- 11728
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nicolas Chang
          -----------------------------------------
Title:    Compliance Manager
          -----------------------------------------
Phone:    310-231-6148
          -----------------------------------------

Signature, Place, and Date of Signing:

/s/ Nicolas Chang                Los Angeles, CA            May 14, 2012
----------------------------     ----------------------     ------------------
       [Signature]                   [City, State]               [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                             ------------------------

Form 13F Information Table Entry Total:       67
                                             ------------------------

Form 13F Information Table Value Total:       $478,080
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                                                   (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                          FORM 13-F INFORMATION TABLE


          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED   NONE
AIR PRODS & CHEMS INC         COM             009158106    9,975    112,066  SH         SOLE       NO       13,966    0      98,100
ALTRIA GROUP INC              COM             02209S103    6,823    228,600  SH         SOLE       NO       10,300    0     218,300
ANADARKO PETE CORP            COM             032511107    7,235     95,200  SH         SOLE       NO       13,300    0      81,900
APOLLO GROUP INC              CL A            037604105   11,219    299,637  SH         SOLE       NO       31,537    0     268,100
BABCOCK & WILCOX CO NEW       COM             05615F102   12,181    487,599  SH         SOLE       NO       67,860    0     419,739
BARD C R INC                  COM             067383109   14,685    152,100  SH         SOLE       NO       55,600    0      96,500
BOEING CO                     COM             097023105    9,128    126,600  SH         SOLE       NO       15,200    0     111,400
DEVRY INC DEL                 COM             251893103    7,279    221,603  SH         SOLE       NO       28,603    0     193,000
DISNEY WALT CO                COM DISNEY      254687106   10,648    250,600  SH         SOLE       NO       37,700    0     212,900
JOHNSON & JOHNSON             COM             478160104   11,517    180,650  SH         SOLE       NO        6,650    0     174,000
MICROSOFT CORP                COM             594918104   16,410    524,657  SH         SOLE       NO       68,357    0     456,300
MOLINA HEALTHCARE INC         COM             60855R100   11,547    354,100  SH         SOLE       NO       44,500    0     309,600
ORACLE CORP                   COM             68389X105   13,170    466,000  SH         SOLE       NO       51,900    0     414,100
PROGRESSIVE CORP OHIO         COM             743315103    8,006    356,300  SH         SOLE       NO       42,000    0     314,300
TOTAL SYS SVCS INC            COM             891906109   10,359    462,900  SH         SOLE       NO       63,000    0     399,900
UNITEDHEALTH GROUP INC        COM             91324P102   21,510    373,934  SH         SOLE       NO      115,034    0     258,900
WELLS FARGO & CO NEW          COM             949746101   12,883    389,100  SH         SOLE       NO       50,700    0     338,400
WESTERN UN CO                 COM             959802109   15,017    879,965  SH         SOLE       NO      108,965    0     771,000
AVIVA PLC                     ADR             05382A104      933     87,824  SH         SOLE       NO       87,824    0           0
AXA                           SPONSORED ADR   054536107    1,098     66,248  SH         SOLE       NO       66,248    0           0
BANCO SANTANDER SA            ADR             05964H105      527     68,680  SH         SOLE       NO       68,680    0           0
BARCLAYS PLC                  ADR             06738E204      799     52,729  SH         SOLE       NO       52,729    0           0
BP PLC                        SPONSORED ADR   055622104      940     20,894  SH         SOLE       NO       20,894    0           0
BRITISH AMERN TOB PLC         SPONSORED ADR   110448107    2,102     20,762  SH         SOLE       NO       20,762    0           0
HONDA MOTOR LTD               AMERN SHS       438128308    1,530     39,804  SH         SOLE       NO       39,804    0           0
HSBC HOLDINGS PLC             SPON ADR NEW    404280406    1,137     25,619  SH         SOLE       NO       25,619    0           0
NOVARTIS A G                  SPONSORED ADR   66987V109    1,809     32,639  SH         SOLE       NO       32,639    0           0
REED ELSEVIER N V             SPONS ADR NEW   758204200    2,204     86,312  SH         SOLE       NO       86,312    0           0
RIO TINTO PLC                 SPONSORED ADR   767204100      653     11,755  SH         SOLE       NO       11,755    0           0
RYANAIR HLDGS PLC             SPONSORED ADR   783513104  158,679  4,373,738  SH         SOLE       NO    3,143,259    0   1,230,479
SANOFI                        SPONSORED ADR   80105N105    1,937     49,997  SH         SOLE       NO       49,997    0           0
SAP AG                        SPON ADR        803054204      750     10,747  SH         SOLE       NO       10,747    0           0
SIEMENS A G                   SPONSORED ADR   826197501    1,409     13,975  SH         SOLE       NO       13,975    0           0
TOYOTA MOTOR CORP             SP ADR REP2COM  892331307    1,986     22,875  SH         SOLE       NO       22,875    0           0
UBS AG                        SHS NEW         H89231338      915     65,269  SH         SOLE       NO       65,269    0           0
VODAFONE GROUP PLC NEW        SPON ADR NEW    92857W209    1,218     44,017  SH         SOLE       NO       44,017    0           0
ADVANCED SEMICONDUCTOR ENGR   SPONSORED ADR   00756M404      202     39,387  SH         SOLE       NO            0    0      39,387
AMERICA MOVIL                 SPON ADR L SHS  02364W105      531     21,400  SH         SOLE       NO       21,400    0           0
SAB DE CV
AU OPTRONICS CORP             SPONSORED ADR   002255107      384     84,112  SH         SOLE       NO            0    0      84,112
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109   12,587    228,519  SH         SOLE       NO      136,500    0      92,019
CHINA PETE & CHEM CORP        SPON ADR H SHS  16941R108    8,652     79,585  SH         SOLE       NO       52,400    0      27,185
CHINA YUCHAI INTL LTD         COM             G21082105    1,769    111,469  SH         SOLE       NO       68,700    0      42,769
CHUNGHWA TELECOM CO LTD       SPON ADR NEW11  17133Q502      228      7,423  SH         SOLE       NO            0    0       7,423
CNOOC LTD                     SPONSORED ADR   126132109    1,463      7,159  SH         SOLE       NO        4,400    0       2,759
COMPANHIA DE BEBIDAS DAS AME  SPONSORED ADR   20441W203    1,368     33,100  SH         SOLE       NO       20,200    0      12,900
COMPANHIA DE SANEAMENTO BASI  SPONSORED ADR   20441A102    7,339     95,787  SH         SOLE       NO       55,100    0      40,687
DR REDDYS LABS LTD            ADR             256135203      157      4,531  SH         SOLE       NO            0    0       4,531
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS  344419106    5,797     70,467  SH         SOLE       NO       47,000    0      23,467
GIANT INTERACTIVE GROUP INC   ADR             374511103      308     62,900  SH         SOLE       NO       62,900    0           0
HDFC BANK LTD                 ADR REPS 3 SHS  40415F101      154      4,516  SH         SOLE       NO            0    0       4,516
INFOSYS LTD                   SPONSORED ADR   456788108      119      2,095  SH         SOLE       NO            0    0       2,095
ITAU UNIBANCO BANCO MULTIPL   SPONS ADR       465562106      490     25,518  SH         SOLE       NO       19,100    0       6,418
KT CORP                       SPONSORED ADR   48268K101    2,688    196,319  SH         SOLE       NO      123,700    0      72,619
PETROCHINA CO LTD             SPONSORED ADR   71646E100    2,727     19,407  SH         SOLE       NO       11,700    0       7,707
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654V101    4,479    175,216  SH         SOLE       NO      102,600    0      72,616
PHILIPPINE LONG DISTANCE TEL  SPONSORED ADR   718252604      889     14,300  SH         SOLE       NO        6,400    0       7,900
SILICONWARE PRECISION         SPONSD ADR SPL  827084864      444     73,469  SH         SOLE       NO            0    0      73,469
INDS L
SK TELECOM LTD                SPONSORED ADR   78440P108    4,540    326,374  SH         SOLE       NO      203,800    0     122,574
STERLITE INDS INDIA LTD       ADS             859737207      102     11,993  SH         SOLE       NO            0    0      11,993
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100    5,779    378,193  SH         SOLE       NO      228,202    0     149,991
TATA MTRS LTD                 SPONSORED ADR   876568502    6,600  1,167,247  SH         SOLE       NO      630,866    0     536,381
UNITED MICROELECTRONICS CORP  SPON ADR NEW    910873405    4,137  1,688,649  SH         SOLE       NO    1,034,900    0     653,749
VALE S A                      ADR             91912E105    1,955     83,800  SH         SOLE       NO       83,800    0           0
VALE S A                      ADR REPSTG PFD  91912E204    6,424    283,140  SH         SOLE       NO      122,200    0     160,940
VIMPELCOM LTD                 SPONSORED ADR   92719A106      103      9,200  SH         SOLE       NO        4,300    0       4,900
WISDOMTREE TRUST              INDIA           97717W422    5,101    264,600  SH         SOLE       NO      264,600    0           0
                              ERNGS FD
YANZHOU COAL MNG CO LTD       SPON ADR H SHS  984846105      348     16,100  SH         SOLE       NO            0    0      16,100